Average Annual Total Returns		12 Months Ended	60 Months Ended	73 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	15.71%
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.24%	4.46%	6.00%
DGA Core Plus Absolute Return ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.52%	9.91%	11.20%
Performance Inception Date				Nov. 26, 2018
DGA Core Plus Absolute Return ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.23%
DGA Core Plus Absolute Return ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.84%

[1]	Prior to August 2, 2023, the Fund was a separately managed account that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to August 2, 2023.